Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
23.	Subsequent Events

On November 1, 2011, BankAtlantic Bancorp entered into a definitive agreement to sell its wholly owned subsidiary, BankAtlantic, to BB&T Corporation (“BB&T”). In acquiring BankAtlantic, based on September 30, 2011 balances, BB&T will acquire approximately $2.1 billion in loans and assume approximately $3.3 billion in deposits. The deposit premium, estimated to be $301 million based on the September 30, 2011 balances, represents 9.05% of total deposits and 10.32% of non-CD deposits at September 30, 2011. The deposit premium will be increased or decreased based upon the average daily closing balance of non-CD deposits during a specified pre-closing period provided that the deposit premium will not exceed $315.9 million.

As part of the transaction, BankAtlantic will distribute to BankAtlantic Bancorp specifically identified assets, including certain performing and non-performing loans and tax certificates, real estate owned, and related reserves as well as previously written off assets which in the aggregate was recorded on the balance sheet of BankAtlantic at approximately $623.6 million as of September 30, 2011. At September 30, 2011, the assets to be distributed included approximately $271.3 million of performing loans, $315.2 million of non-performing loans, of which $96.5 million were paying as agreed, $18.7 million in tax certificates, all rights to BankAtlantic’s judgments, previously written off assets and claims, $83.4 million of real estate owned, and reserves related to these assets totaling $81.9 million. At the closing of the transaction, the sum of the deposit premium and the net asset value of BankAtlantic as calculated pursuant to the terms of the agreement as of the closing after giving effect to the distribution of the assets described above will be paid in cash. If the sum is a positive number it will be paid by BB&T to BankAtlantic Bancorp, and if the sum is a negative number it will be paid by BankAtlantic Bancorp to BB&T. The agreement also requires that BankAtlantic Bancorp pay all accrued deferred interest to its Trust Preferred Securities holders at the next scheduled payment date subsequent to closing. Closing of the transaction is subject to receipt of required regulatory approvals and other customary closing conditions. BFC supports this transaction and has entered into a Support Agreement with BB&T which requires that, with respect to all of its shares of BankAtlantic Bancorp’s common stock, BFC will consent to the agreement and the transactions contemplated thereby.

On November 11, 2011, BFC entered into a definitive merger agreement with Bluegreen, pursuant to which, upon consummation of the merger contemplated by the agreement and subject to the terms and conditions thereof, Bluegreen will become a wholly owned subsidiary of BFC. Under the terms of the agreement, Bluegreen’s shareholders (other than BFC) will be entitled to receive eight shares of BFC’s Class A Common Stock for each share of Bluegreen’s common stock that they hold at the effective time of the merger. The consummation of the merger is subject to a number of closing conditions, including the approval of both Bluegreen’s and BFC’s shareholders and the listing of BFC’s Class A Common Stock on a national securities exchange at the effective time of the merger. The merger agreement provides for all six of Bluegreen’s directors who are not also directors of BFC to be appointed to BFC’s board of directors at the effective time of the merger. The merger agreement also contains other representations, warranties and covenants which are believed to be customary for transactions of this type. It is currently expected that the merger will be consummated during the first half of 2012; however, there is no assurance that the merger will be consummated on the contemplated terms, when expected or at all.

41.	Subsequent Event

In February 2011 the Bluegreen/Big Cedar Joint Venture made a cash distribution of its operating proceeds to its members. The distribution totaled $7.4 million and was allocated to its members based on their respective distribution percentages resulting in a $3.8 million distribution to Bluegreen.